Related party transactions	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Related party transactions	Related party transactions Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related party affiliates) in the unaudited condensed consolidated statements of income or loss and balance sheets are as follows:

	For the six months ended June 30
In thousands of U.S. dollars	2020	2019
Pool revenue (1)
Scorpio LR2 Pool Limited	$244,046	$131,945
Scorpio MR Pool Limited	211,567	123,427
Scorpio Handymax Tanker Pool Limited	76,012	51,916
Scorpio LR1 Pool Limited	56,855	35,130
Voyage revenue (2)	2,334	—
Voyage expenses (3)	(3,351)	(192)
Vessel operating costs (4)	(16,884)	(15,908)
Administrative expenses (5)	(7,001)	(6,315)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related party affiliates. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1 vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.
(2)These transactions relate to revenue earned in the spot market on voyages chartered through SSH, a related party affiliate.
(3)Related party expenditures included within voyage expenses in the unaudited condensed consolidated statements of income or loss consist of the following:
•Expenses due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1 and LR2 vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the unaudited condensed consolidated statements of income or loss. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charged the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.
•Expenses of $0.9 million paid to SSH, a related party affiliate, for voyage expenses incurred in the fulfillment of certain spot market voyages during the six months ended June 30, 2020. No voyage expenses were charged by SSH during the six months ended June 30, 2019.
•Bunker consumption of $2.0 million was purchased from a related party bunker provider (who is engaged in the procurement of bunkers on behalf of the Company and the Scorpio Pools) during the six months ended June 30, 2020. No bunkers were purchased from this provider during the six months ended June 30, 2019.
(4)Related party expenditures included within vessel operating costs in the unaudited condensed consolidated statements of income or loss consist of the following:
•Technical management fees of $16.0 million and $15.0 million charged by SSM, a related party affiliate, during the six months ended June 30, 2020 and 2019, respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $72.8 million and $62.5 million during the six months ended June 30, 2020 and 2019, respectively. SSM's fixed annual technical management fee is $175,000 per vessel plus certain itemized expenses in the technical management agreement.
•Vessel operating expenses of $0.9 million and $0.9 million charged by a related party port agent during the six months ended June 30, 2020 and 2019, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.
(5)We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff, office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio group of companies, or Scorpio.  The expenses incurred under this agreement were recorded in general and administrative expenses in the unaudited condensed consolidated statement of income or loss and consisted of the following:
•The expense for the six months ended June 30, 2020 of $7.0 million included (i) administrative fees of $6.3 million charged by SSH, (ii) restricted stock amortization of $0.7 million, which relates to the issuance of an aggregate of 221,900 shares of restricted stock to SSH employees for no cash consideration pursuant to the Plan, and (iii) the reimbursement of expenses of $19,772 to SSH and $21,971 to SCM.
•The expense for the six months ended June 30, 2019 of $6.3 million included (i) administrative fees of $5.5 million charged by SSH, (ii) restricted stock amortization of $0.6 million, which relates to the issuance of an aggregate of 221,900 shares of restricted stock to SSH employees for no cash consideration pursuant to the Plan, and (iii) the reimbursement of expenses of $0.1 million to SSH and $0.1 million to SCM.
We had the following balances with related party affiliates, which have been included in the unaudited condensed consolidated balance sheets:

	As of
In thousands of U.S. dollars	June 30, 2020	December 31, 2019
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$104,148	$74,412
Accounts receivable and prepaid expenses (SSM) (2)	2,405	1,624
Accounts receivable and prepaid expenses (SSH) (3)	657	—
Other assets (pool working capital contributions) (4)	47,961	49,094
Liabilities:
Accounts payable and accrued expenses (SSM)	2,538	2,667
Accounts payable and accrued expenses (owed to the Scorpio Pools)	1,330	3,717
Accounts payable and accrued expenses (SSH)	595	353
Accounts payable and accrued expenses (SCM)	382	14
Accounts payable and accrued expenses (related party port agent)	379	361
Accounts payable and accrued expenses (related party bunker supplier) (5)	103	—

(1)Accounts receivable due from the Scorpio Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of June 30, 2020 and December 31, 2019 include $26.2 million and $24.3 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers.
Additional working capital contributions can be made from time to time based on the operating needs of the Scorpio Pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio LR1 Pool, and Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the unaudited condensed consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
•For vessels in the Scorpio MR Pool, any contributions are repaid, without interest, when such vessel has earned sufficient net revenues to cover the value of such working capital contributed.  Accordingly, we classify such amounts as current (within accounts receivable).
(2)    Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3) Accounts receivable and prepaid expenses from SSH relate to spot market voyages that were chartered through SSH, a related party affiliate.
(4)     Represents the non-current portion of working capital receivables as described above.
(5)    Represents accounts payable and accrued expenses due to a related party bunker provider who is engaged in the procurement of bunkers on behalf of the Company and the Scorpio Pools.
Other agreements
As of June 30, 2020, we provided seven guarantees in respect of the payment obligations of a related party bunker provider (who is engaged in the procurement of bunkers on behalf of the Company and the Scorpio Pools) toward its physical suppliers for a maximum amount of $23.0 million in aggregate.
Key management remuneration
The table below shows key management remuneration for the six months ended June 30, 2020 and 2019:

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Short-term employee benefits (salaries)	$6,626	$5,191
Share-based compensation (1)	12,013	11,071
Total	$18,639	$16,262

(1)Represents the amortization of restricted stock issued under the Plan as described in Note 11.
For the purpose of the table above, key management are those persons who have authority and responsibility for making strategic decisions, and managing operating, financial and legal activities.
We have entered into employment agreements with the majority of our executives. These employment agreements remain in effect until terminated in accordance with their terms upon not less than between 24 months' and 36 months' prior written notice, depending on the terms of the employment agreement applicable to each executive. Pursuant to the terms of their respective employment agreements, our executives are prohibited from disclosing or unlawfully using any of our material confidential information.
Upon a change in control of us, the annual bonus provided under the employment agreement becomes a fixed bonus of between 150% and 250% of the executive’s base salary, and the executive may receive an assurance bonus equal to the fixed bonus, depending on the terms of the employment agreement applicable to each executive.
Any such executive may be entitled to receive upon termination an assurance bonus equal to such fixed bonus and an immediate lump-sum payment in an amount equal to three times the sum of the executive’s then current base salary and the assurance bonus, and he will continue to receive all salary, compensation payments and benefits, including additional bonus payments, otherwise due to him, to the extent permitted by applicable law, for the remaining balance of his then-existing employment period. If an executive’s employment is terminated for cause or voluntarily by the employee, he shall not be entitled to any salary, benefits or reimbursements beyond those accrued through the date of his termination, unless he voluntarily terminated his employment in connection with certain conditions. Those conditions include a change in control combined with a significant geographic relocation of his office, a material diminution of his duties and responsibilities, and other conditions identified in the employment agreement.
There are no post-employment benefits for our executive officers or directors. By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements.